Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2022
Stockholders' Equity [Abstract]
Changes in shares of common stock outstanding
The following table presents changes in shares of the Company’s common stock outstanding for the years ended March 31, 2020, 2021 and 2022.

	Number of Shares
	Year ended March 31
	2020	2021	2022
Common stock outstanding at beginning of year	3,310,800,799	3,038,587,493	3,063,155,434
Decrease of common stock by cancellation of treasury stock	—	(260,000,000)	—
Common stock held in treasury:
Repurchases of common stock	(299,381,781)	(20,129)	(80,020,237)
Sales of common stock	390	353	345
Common stock issued to employees	27,168,085	24,587,717	34,682,592
Cancellation of treasury stock	—	260,000,000	—
Other net change in treasury stock	—	—	(14,122)

Common stock outstanding at end of year	3,038,587,493	3,063,155,434	3,017,804,012